Short term investments	12 Months Ended
Dec. 31, 2019
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Short term investments
7. Short term investments
Investments are comprised of:

	December 31,
	2019	2018
Other short-term investments	21,243	16,039
Investment funds	40,766	501,384

	62,009	517,423

Investment funds are comprised of Brazilian government bonds and bank notes, denominated in Reais, with financial institutions (deposit certificates) and debentures issued by B and BB+ risk rated companies bearing an accumulated average interest rate of 100% of CDI – Interbank Deposit Certificate rate. Brazilian government bonds are comprised of National Treasury Bills (“LTN”), National Financial Bills (“LFT”) and National Treasury Notes (“NTN”).
Short-term investments are classified as financial assets at fair value through profit or loss.